Financial Assets at Fair Value Through Profit or Loss (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023
Financial Assets at Fair Value Through Profit or Loss
Money market fund	$ 2,140	$ 2,117
Equity securities-unlisted company	23,554	21,650
Subtotal	25,694	23,767
Current	2,140	2,117
Non-current	23,554	21,650
Financial assets at fair value through profit or loss	$ 25,694	$ 23,767